Premises and Equipment (Schedule of Future Minimum Rental Payments of Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premises and Equipment [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 317
Operating Leases, Future Minimum Payments, Due in Two Years	312
Operating Leases, Future Minimum Payments, Due in Three Years	242
Operating Leases, Future Minimum Payments, Due in Four Years	192
Operating Leases, Future Minimum Payments, Due in Five Years	192
Operating Leases, Future Minimum Payments, Due Thereafter	1,720
Operating Leases, Future Minimum Payments Due, Total	2,975
Operating Leases, Rent Expense, Net	$ 325	$ 327	$ 299